Commitments and Contingencies (Details Textual) - USD ($)		2 Months Ended	12 Months Ended
	Dec. 29, 2015	Sep. 30, 2015	Sep. 30, 2016
Commitments and Contingencies (Textual)
Total consideration amount	$ 100,000,000
Commitment consderation, period	15 years
Rent expense			$ 29,129